Contingencies and Commitments (Tables)	12 Months Ended
Sep. 30, 2019
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Non-Cancelable Lease Payments	Future minimum
non-cancelable
lease payments, which include rent and other payments the Company is obligated to make, based on the Company’s contractual obligations as of September 30, 2019 are as follows:

For the year ended September 30,
2020	$69,043
2021	60,544
2022	51,863
2023	31,951
2024	24,350
Thereafter	93,845

$331,596